Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2020
Labor and Social Obligations
Summary of claims and benefits paid

	2020	2019
Bonuses (a)	31,046	28,045
Payroll and social charges	53,462	17,763
Payroll accruals	25,582	18,998
Other labor	11,549	6,506
	121,639	71,312
Current	85,069	68,511
Non-current	36,570	2,801

Schedule of restricted stocks issued by vesting date

Final vesting	Quantity of
date	stocks
28/09/2019	197,951
30/06/2020	3,086
28/09/2020	215,709
30/06/2021	3,086
28/09/2021	215,709
28/09/2022	17,757
30/06/2022	3,562
Total	656,860

Summary of movements of restricted stock

The following table reflects the movements from the grant date until December 31, 2020:

Number of
restricted
share units
Outstanding at December 31, 2019	337,185
Granted	73,085
Restricted stocks units transferred	(203,622)
Effectively forfeited	(45,417)
Outstanding at December 31, 2020	161,231

Summary of equity instruments on grant date fair value

			Total shares		Unit
	Total shares	Total shares	granted	Average fair value at	value
Grant date	granted	vested	outstanding	grant date	average
30/04/2019	542,760	(375,532)	111,435	68,800	126.76
30/06/2019	1,543	(1,543)	—	274	177.71
30/06/2019	1,543	(1,543)	—	319	206.66
15/10/2019	37,929	(23,711)	7,698	7,593	200.18
23/01/2020	13,000	(5,449)	7,580	2,788	214.48
02/03/2020	36,673	(15,372)	21,383	8,762	238.93
04/03/2020	13,164	(9,906)	4,388	3,346	254.21
03/09/2020	3,600	(1,509)	2,099	883	245.18
19/11/2020	3,562	(410)	3,562	772	216.63
19/11/2020	3,086	(355)	3,086	669	216.63
Total	656,860	(435,330)	161,231	94,206

Arco plan
Labor and Social Obligations
Summary of assumptions used to determine the fair value of options

The following table list the inputs to the model used for the Arco plan:

Dividend yield (%)	2.41
Fair value of the option at grant date	72.63
Exercise price	11.13
Expected volatility (%)	186.61
Risk-free interest rate (%)	8.01
Expected life of share options (years)	6.00
Weighted average share price (R$)	12.67
Model used	Black & Scholes

International school plan
Labor and Social Obligations
Summary of assumptions used to determine the fair value of options

The following table details the assumptions used to determine the fair value of the share options under the International School share option plans:

Date of grant	08/04/2017
Fair value of the option at grant date	10.66
Exercise price	1.37
Dividend yield (%)	0.00%
Expected volatility (%)	380.36%
Risk-free interest rate (%)	8.62%
Expected life of share options (years)	2.74
Weighted average share price (reais) on the grant date	10.65
Model used	Black & Scholes